Stockholders' Equity - Additional Information (Details) $ / shares in Units, $ in Thousands						3 Months Ended	11 Months Ended	12 Months Ended
	Dec. 12, 2021 USN ($) D $ / shares shares	Nov. 12, 2021 Vote	Nov. 06, 2020 Vote shares	Sep. 14, 2018 Vote	Sep. 10, 2018 $ / shares shares	Mar. 31, 2021 USD ($) person shares	Dec. 11, 2021 shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) person shares	Nov. 11, 2021 shares
Common and Preferred Shares
Common stock, shares authorized (in shares)			400,000		20,000			500,000,000
Common shares, par value (in usd per share) | $ / shares								$ 0.0001
Common stock, shares outstanding (in shares)								73,249,042
Recapitalization exchange ratio		591
Number of common stock, vote per share | Vote		1						1
Dividends, common stock | $								$ 0
Preferred stock, shares authorized (in shares)								10,000,000
Preferred stock, par value (in usd per share) | $ / shares								$ 0.0001
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares								$ 0.0001
Preferred stock, shares outstanding (in shares)								163,510	0
Shares issued upon conversion (in shares)								100
Threshold number of business days before sending notice of redemption to warrant holders | D	3
Number of shares authorized (in shares)			420,000		30,000
Number of option holders | person									1
Number of accredited investors | person						3
Preferred stock, shares issued (in shares)								163,510	0
Common stock
Common and Preferred Shares
Common stock issued in connection with the Business Combination (refer to Note 1) and Legacy TOI preferred stock issued (in shares)								14,088,850
Common share split			10
2019 Non-Qualified Stock Option Plan
Common and Preferred Shares
Common stock, shares outstanding (in shares)									100
Public and Private Warrants
Common and Preferred Shares
Term from closing of IPO	30 days
Warrants term	5 years
Public Warrants
Common and Preferred Shares
Number of securities called by each warrant (in shares)	1
Warrants price per share (in usd per share) | $ / shares	$ 11.50
Warrant redemption maximum Common share price (in dollars per share) | $ / shares	$ 18.00
Threshold trading days | $	20
Threshold consecutive trading days | $	30
Warrants price per share (in usd per share) | $ / shares	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Series A Preferred Shares
Common and Preferred Shares
Preferred stock, shares authorized (in shares)			20,000		10,000
Preferred stock, par value (in usd per share) | $ / shares					$ 0.001
Preferred stock, shares outstanding (in shares)									10,000	11,451
Common stock issued in connection with the Business Combination (refer to Note 1) and Legacy TOI preferred stock issued (in shares)					10,000	1,451	1,451
Preferred shares, number of votes per share | Vote			10	1
Cumulative dividends (as a percent)			6.00%
Liability associated with accrued dividends | $									$ 0
Dividends in arrears | $									$ 6,884
Proceeds from issuance of redeemable preferred stock | $						$ 20,000
Preferred stock, shares issued (in shares)									10,000	11,451